Other intangibles, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangibles, net	Other intangibles, net
Other intangibles consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Customer relationships, net	$156,059	$177,235
Other intangible assets	7,108	7,975
	$163,167	$185,210
The following tables present details of customer relationships and related accumulated amortization as of December 31, 2023 and 2022:

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(182,765)	$177,235
During the years ended December 31, 2023, 2022 and 2021, we recorded annual amortization expense for customer relationships of $21 million. The weighted average amortization period remaining for customer relationships is 7.4 years.
As of December 31, 2023, the estimated future amortization expense for customer relationships for the next five years is $21 million per year and $50 million in aggregate for the years thereafter.